Property and Equipment, Accumulated depreciation and impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Balance at beginning of period	$ 21,455
Balance at end of period	22,777	$ 21,455
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	4,417
Balance at end of period	4,456	4,417
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,213
Balance at end of period	998	1,213
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	478
Balance at end of period	232	478
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	14,701
Balance at end of period	13,239	14,701
Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	646
Balance at end of period	3,852	646
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(7,192)	(6,065)	$ (3,876)
Depreciation	(3,944)	(3,232)	(2,476)
Disposals	(616)	(265)	(210)
Deconsolidation of subsidiaries		(1,829)	0
Reclassifications		1	0
Exchange differences		10	77
Balance at end of period	(10,520)	(7,192)	(6,065)
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(2,968)	(3,222)	(2,360)
Depreciation	(1,572)	(1,328)	(1,032)
Disposals	(576)	(102)	(114)
Deconsolidation of subsidiaries		(1,457)	0
Reclassifications		15	0
Exchange differences		8	56
Balance at end of period	(3,965)	(2,968)	(3,222)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(239)	(233)	(175)
Depreciation	(215)	(144)	(60)
Disposals	0	(138)	(2)
Deconsolidation of subsidiaries		0	0
Reclassifications		0	0
Exchange differences		0	0
Balance at end of period	(454)	(239)	(233)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(1,030)	(756)	(534)
Depreciation	(297)	(312)	(296)
Disposals	(40)	(5)	(74)
Deconsolidation of subsidiaries		(53)	0
Reclassifications		(20)	0
Exchange differences		0	0
Balance at end of period	(1,287)	(1,030)	(756)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(2,955)	(1,854)	(807)
Depreciation	(1,860)	(1,448)	(1,088)
Disposals	0	(20)	(20)
Deconsolidation of subsidiaries		(319)	0
Reclassifications		6	0
Exchange differences		2	21
Balance at end of period	(4,815)	(2,955)	(1,854)
Accumulated depreciation and impairment loss | Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	0	0	0
Depreciation	0	0
Disposals	0	0	0
Deconsolidation of subsidiaries		0
Reclassifications		0	0
Exchange differences		0	0
Balance at end of period	$ 0	$ 0	$ 0